COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Mar. 31, 2025
COMMITMENTS AND CONTINGENCIES.
Schedule of guarantees

							Amount of
						Financial	bank loans
			Maximum			institution	guaranteed as
	Guarantee (party		guarantee	Guarantee	Guarantee	issuing	of March 31,
Guarantor	being guaranteed)	Relationship	amount	starting date	expiration date	loans	2025
Xinjiang YSX	Tanbao Network Technology (Guangzhou) Co., Ltd. (borrower)	Third-party customer of the Company	$1,378,037	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,353,232
Xinjiang YSX	Guangzhou Zhuohang Information Technology Co., Ltd. (borrower)	Third-party customer of the Company	$1,378,037	January 1, 2021	December 31, 2029	Bank of China Yuexiu Branch	$1,336,696
Xinjiang YSX and its branch company Guangzhou YSX	Mr. Jie Xiao (borrower)	Related party	$2,067,055	June 2, 2023	June 2, 2026	GZ Rural Bank	$—